CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized	100,000,000	100,000,000
Common stock, no par value
Common stock, shares issued	59,428,578	46,139,053
Common stock, shares outstanding	58,251,680	46,139,053
Treasury stock, shares	1,176,898